Related Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-in-Interest Transactions	Related Party and Party-in-Interest Transactions
Certain Plan investments consist of units of mutual funds managed by affiliates of the Trustee. Plan investments also include ESAB Corporation common stock, parent company of the sponsoring employer. As of December 31, 2025 and 2024, the Plan held 5,984 and 6,183 shares of ESAB Corporation common stock, respectively. The Plan recorded ESAB Stock dividend income of $2,284 and sale of ESAB shares by the Plan totaled $220,376 for the year ended December 31, 2025.

Certain fees of administering the Plan are paid to the Trustee by the Plan. For the year ended December 31, 2025, total fees paid to the Trustee were $111,094. Audit fees for the Plan are paid to the independent registered public accounting firm by the Plan. For the year ended December 31, 2025, total fees paid to an independent registered public accounting firm were $38,240. Total fees paid to outside investment advisor for the year ended December 31, 2025 were $79,260. These transactions qualify as exempt party-in-interest transactions. Notes receivable from participants also qualify as exempt party-in-interest transactions.